ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement amounts and balances of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
ASSETS
Cash and cash equivalents	¥ 4,696,817		¥ 4,452,416	¥ 4,177,890	$ 671,636
Restricted cash	2,844,101		2,353,384	3,381,107	406,701
Short term investments	2,852,254		3,394,073		407,867
Security deposit prepaid to third-party guarantee companies	325,698		162,617		46,574
Funds receivable from third party payment service providers	848,163		462,112		121,286
Accounts receivable and contract assets, net	950,267		2,214,530		$ 135,886
Financial assets receivable, net	¥ 1,719,664		1,724,691
Amounts due from related parties			¥ 8,510
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net	¥ 34,680,954		¥ 26,714,428		$ 4,959,310
Prepaid expenses and other assets	772,999		1,464,586		110,537
Accounts receivable and contract assets, net-noncurrent	¥ 21,992		27,132		$ 3,145
Amounts due from related parties, non-current			¥ 51
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net-noncurrent	¥ 4,002,159		¥ 2,537,749		$ 572,301
Property and equipment, net	636,994		362,774		91,089
Land use rights, net	966,582		956,738		138,219
Intangible assets	10,670		11,818		1,526
Deferred tax assets	1,379,933		1,206,325		197,328
Other non-current assets	195,348		36,270		27,934
TOTAL ASSETS	56,949,795		48,132,618		8,143,711
LIABILITIES
Accrued expenses and other current liabilities	2,935,726		2,492,921		$ 419,803
Amounts due to related parties	¥ 0		¥ 67,495
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Short term loans	¥ 1,202,891		¥ 1,369,939		$ 172,011
Guarantee liabilities-stand ready	2,314,865		2,383,202	3,949,601	331,021
Guarantee liabilities-contingent	1,872,149		1,820,350		267,714
Income tax payable	1,083,176		1,040,687		154,892
Deferred tax liabilities	320,149		439,435		45,781
Other long-term liabilities	599,561		255,155		85,736
Total liabilities	32,792,752		23,886,399		$ 4,689,301
Net cash provided by operating activities	11,083,748	$ 1,584,956	9,343,311	7,118,350
Net cash used in investing activities	(13,082,044)	(1,870,707)	(7,994,081)	(11,147,789)
Net Cash used in Financing Activities	2,783,865	$ 398,087	(2,114,463)	1,066,458
Consolidated VIEs
ASSETS
Cash and cash equivalents	2,995,112		4,005,463
Restricted cash	1,373,146		1,581,586
Short term investments	396,400		222
Security deposit prepaid to third-party guarantee companies	325,698		162,617
Funds receivable from third party payment service providers	848,163		462,112
Accounts receivable and contract assets, net	788,140		981,541
Financial assets receivable, net	¥ 1,510,205		1,553,912
Amounts due from related parties			¥ 3,773
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net	¥ 22,281,492		¥ 19,757,480
Prepaid expenses and other assets	417,058		1,286,259
Accounts receivable and contract assets, net-noncurrent	20,876		21,538
Financial assets receivable, net-non current	¥ 209,459		170,779
Amounts due from related parties, non-current			¥ 14
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net-noncurrent	¥ 2,247,803		¥ 1,906,174
Property and equipment, net	628,112		348,706
Land use rights, net	966,582		956,738
Intangible assets	1,541		2,616
Deferred tax assets	1,264,975		1,124,612
Other non-current assets	26,994		23,256
TOTAL ASSETS	36,301,756		34,349,398
LIABILITIES
Accrued expenses and other current liabilities	¥ 2,605,314		2,150,644
Amounts due to related parties			¥ 67,495
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Short term loans	¥ 1,152,891		¥ 1,359,601
Guarantee liabilities-stand ready	2,314,865		2,383,202
Guarantee liabilities-contingent	1,872,149		1,820,350
Income tax payable	655,112		618,932
Other tax payable	1,572		17,965
Deferred tax liabilities	66,718		64,395
Other long-term liabilities	475,218		253,136
Total liabilities	9,143,839		8,735,720
Net revenue	15,340,360		13,826,053	12,902,396
Net income	4,906,407		6,156,470	3,178,907
Net cash provided by operating activities	7,739,638		8,355,774	4,406,482
Net cash used in investing activities	(5,420,076)		(5,837,683)	(11,176,472)
Net Cash used in Financing Activities	¥ 21,898		¥ 717,857	¥ 721,352
Percentage of consolidated revenues	80.00%	80.00%	81.00%	79.00%
Percentage of consolidated total assets	64.00%	64.00%	71.00%
Percentage of consolidated total liabilities	28.00%	28.00%	37.00%